Business Combinations (Tables)	12 Months Ended
Mar. 31, 2023
Book My Forex Private Limited [Member]
Disclosure Of Business Combinations [Line Items]
Summary of Purchase Price allocation

The purchase price was allocated based on management’s estimates and an independent appraisal of fair values as follows:

Property, plant and equipment	207
Intangible assets*	561
Other non-current assets	745
Current assets and liabilities, net (including cash and cash equivalents of USD 7,000)	7,160
Other non- current liabilities	(229)
Deferred tax liabilities	(140)
Total identifiable net assets acquired	8,304
Non-controlling interest (49%)	(4,069)
Goodwill	3,476
Total purchase price	7,711

* Intangible assets primarily includes brand/trade mark and technology related development cost.

Simplotel Technologies Private Limited [Member]
Disclosure Of Business Combinations [Line Items]
Summary of Purchase Price allocation

The purchase price was allocated based on management’s estimates and an independent appraisal of fair values as follows:

Property, plant and equipment	26
Intangible assets*	801
Other non-current assets	219
Current assets and liabilities, net (including cash and cash equivalents of USD 3,159)	3,139
Other non-current liabilities	(67)
Total identifiable net assets acquired	4,118
Non-controlling interest (30.4%)	(1,761)
Goodwill	5,082
Total purchase price	7,439

* Intangible assets primarily includes brand/trade mark and technology related development cost.